Vessels, Drilling Units, Machinery and Equipment - Vessels (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Balance, at the beginning of period	$ 96,428
Balance, at the end of period	95,550	$ 96,428
Cost | Vessels
Balance, at the beginning of period	97,100	2,873,951
Acquisition of subsidiary		97,100
Vessels transfer to held for sale		(208,099)
Vessels transferred from held for sale	66,449
Vessels disposals		(810,810)
Impairment loss	(67,999)	(1,855,042)
Balance, at the end of period	95,550	97,100
Accumulated Depreciation | Vessels
Balance, at the beginning of period	(672)	(732,334)
Impairment loss	4,138	803,962
Depreciation	(3,466)	(72,300)
Balance, at the end of period	0	(672)
Net Book Value | Vessels
Balance, at the beginning of period	96,428	2,141,617
Acquisition of subsidiary		97,100
Vessels transfer to held for sale		(208,099)
Vessels transferred from held for sale	66,449
Vessels disposals		(810,810)
Impairment loss	(63,861)	(1,051,080)
Depreciation	(3,466)	(72,300)
Balance, at the end of period	$ 95,550	$ 96,428